Share-Based Compensation (Details 2) - USD ($)					12 Months Ended
	Aug. 26, 2015	Jul. 16, 2015	Apr. 02, 2015	Jul. 01, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair value assumptions for options
Risk-free rate of return (as a percent)		2.96%	2.52%	3.18%
Contractual life of option		10 years	10 years	10 years
Estimated volatility rate (as a percent)		58.85%	58.86%	60.57%
Expected dividend yield (as a percent)		0.00%	0.00%	0.00%
Fair value of underlying ordinary shares (in dollars per share)		$ 1.67	$ 1.24	$ 0.60
Compensation expense					$ 2,520,565	$ 498,756	$ 0
Options exercised					0	0
2014 Plan
Fair value assumptions for options
Replacement options					2,525,000
Number of Options
Replacement under the Options Replacement Program					2,525,000
Scepter Plan
Fair value assumptions for options
Options replaced					505,000
Options Replacement Program
Fair value assumptions for options
Share based compensation costs capitalized					$ 2,239,909
Unrecognized compensation expense					$ 600,761
Weighted average remaining period over which unrecognized compensation expense will be recognized					1 year 8 months 12 days
Share options
Fair value assumptions for options
Vesting period				3 years
Number of Options
Granted (in shares)			1,061,600	12,056,000
Share options | 2014 Plan
Fair value assumptions for options
Replacement options					2,525,000
Unrecognized compensation expense					$ 3,428,129
Weighted average remaining period over which unrecognized compensation expense will be recognized					1 year 7 months 6 days
Number of Options
Outstanding at beginning of period (in shares)					12,028,400
Granted (in shares)					1,061,600
Replacement under the Options Replacement Program					2,525,000
Forfeited (in shares)					(548,900)
Outstanding at end of period (in shares)					15,066,100	12,028,400
Vested and expected to vest (in shares)					13,971,533
Exercise Price
Outstanding at beginning of period (in dollars per share)					$ 0.48
Granted (in dollars per share)					1.00
Replacement under the Options Replacement Program (in dollars per share)					0.73
Forfeited (in dollars per share)					0.48
Outstanding at end of year (in dollars per share)					0.56	$ 0.48
Vested and expected to vest (in dollars per share)					$ 0.56
Remaining Contractual Term
Outstanding at end of year (in years)					8 years 7 months 6 days
Vested and expected to vest (in years)					8 years 7 months 6 days
Aggregate Intrinsic Value of Options
Outstanding at end of year					$ 1.1
Vested and expected to vest					$ 1.1
Non-vested restricted shares
Fair value assumptions for options
Vesting period					3 years
Compensation expense					$ 623,558
Fair value of non-vested restricted shares vested					$ 3,886,580
Number of Options
Unvested, at end of period					2,680,400
Weighted Average Grant-date Fair Value
Unvested, at end of period					$ 1.45
Non-vested restricted shares | 2014 Plan
Fair value assumptions for options
Restricted shares granted					2,680,400
Unrecognized compensation expense					$ 3,263,022
Weighted average remaining period over which unrecognized compensation expense will be recognized					2 years 6 months
Number of Options
Granted					2,680,400
Weighted Average Grant-date Fair Value
Granted					$ 1.45
Non-vested restricted shares | Senior management and independent directors
Fair value assumptions for options
Restricted shares granted	2,680,400
Number of Options
Granted	2,680,400
Weighted Average Grant-date Fair Value
Granted	$ 1.45